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  As filed with the Securities and Exchange Commission on December 7, 2012.


                                                            File Nos. 333-176692


                                                                      811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.                          []



                       Post-Effective Amendment No. 5                        [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                               Amendment No. 302                             [x]



                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)

                       200 Park Avenue New York, NY 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752


                    (Name and Address of Agent for Service)


                              Eric T. Steigerwalt

                                   President

                   First MetLife Investors Insurance Company


                                c/o 501 Route 22

                             Bridgewater, NJ 08807

                                   COPIES TO:


                                W. Thomas Conner

                                   Reed Smith

                              1301 K Street, N.W.

                              Washington, DC 20005

                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.




[x]    on December 19, 2012 pursuant to paragraph (b) of Rule 485.

[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[x]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


TITLE OF SECURITIES REGISTERED

Interest in a separate account under individual flexible premium deferred variable annuity contracts


    This Post-Effective Amendment is being filed pursuant to Rule
485(b)(1)(iii) of the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 4 to Registration Statement File No. 333-176692 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on October 11, 2012. Post-Effective Amendment No. 4 was scheduled to become effective on December 10, 2012. The contents of Post-Effective Amendment No. 4 are incorporated by reference herein. As stated on the cover page to this filing, this Post-Effective Amendment No. 5 is intended to become effective on December 19, 2012.


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                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and The Commonwealth of Massachusetts on this 6th day of December, 2012.


FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By: FIRST METLIFE INVESTORS INSURANCE COMPANY

By: /s/ Gregory E. Illson
    ----------------------------
    Gregory E. Illson
    Vice President

By: FIRST METLIFE INVESTORS INSURANCE COMPANY
    (Depositor)

By: /s/ Gregory E. Illson
    ----------------------------
    Gregory E. Illson
    Vice President


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As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on December 6, 2012.


/s/ Eric T. Steigerwalt*                    Director, Chairman of the Board,
-------------------------------             President and Chief Executive
Eric T. Steigerwalt                         Officer


/s/ James J. Reilly*                        Vice President-Finance (principal
-------------------------------             financial officer)
James J. Reilly

/s/ Norse N. Blazzard*                      Director
-------------------------------
Norse N. Blazzard

/s/ Robert L. Davidow*                      Director
-------------------------------
Robert L. Davidow

/s/ Elizabeth M. Forget*                    Director and Executive Vice
-------------------------------             President
Elizabeth M. Forget

/s/ Richard A. Hemmings*                    Director
-------------------------------
Richard A. Hemmings

/s/ Jay S. Kaduson*                         Director and Vice President
-------------------------------
Jay S. Kaduson

/s/ Lisa S. Kuklinski*                      Director and Vice President
-------------------------------
Lisa S. Kuklinski

/s/ Richard C. Pearson*                     Director
-------------------------------
Richard C. Pearson

/s/ Thomas A. Price*                        Director
-------------------------------
Thomas A. Price

/s/ Mark E. Rosenthal*                      Director and Vice President
-------------------------------
Mark E. Rosenthal

/s/ Thomas J. Skelly*                       Director
-------------------------------
Thomas J. Skelly

/s/                                         Director
-------------------------------
Stephen M. Kessler


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/s/ Peter M. Carlson*                       Executive Vice President and
-------------------------------             Chief Accounting Officer
Peter M. Carlson


*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     December 6, 2012


* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Pre-Effective Amendment
    No. 1 to the Registration Statement on Form N-4 (File
    Nos. 333-176692/811-08306) filed as Exhibit 13 on September 21, 2011 and the powers of attorney for Eric T. Steigerwalt, Mark E. Rosenthal and Peter M. Carlson which are incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File Nos. 333-176692/811-08306) filed as Exhibit 13(b) on October 11, 2012.